Equity Incentive Plan - Summary of Company's Restricted Stock (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	69,840
Expected future remaining compensation expense | $	$ 831
Expected future compensation expense, restricted shares remaining vesting period	2 years 3 months 18 days
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	1,198
Date of Award	Mar. 20, 2017
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on April 10, 2018 [Member
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	3,114
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense | $	$ 31
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	3,174
Date of Award	Mar. 14, 2019
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	6,560
Date of Award	Mar. 14, 2019
Expected future remaining compensation expense | $	$ 79
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on March 14, 2020 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	8,595
Date of Award	Mar. 14, 2020
Expected future remaining compensation expense | $	$ 85
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on March 14, 2020 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	10,390
Date of Award	Mar. 14, 2020
Expected future remaining compensation expense | $	$ 148
Expected future compensation expense, restricted shares remaining vesting period	3 years
Restricted Shares Awarded on March 3, 2021 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	16,277
Date of Award	Mar. 03, 2021
Expected future remaining compensation expense | $	$ 226
Expected future compensation expense, restricted shares remaining vesting period	4 years
Restricted Shares Awarded on March 3, 2021 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	20,532
Date of Award	Mar. 03, 2021
Expected future remaining compensation expense | $	$ 262
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Stock [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Nonvested at beginning of period	54,274
Number of Restricted Shares, Granted	39,139
Number of Restricted Shares, Vested	(20,275)
Number of Restricted Shares, Forfeited	(3,298)
Number of Restricted Shares, Nonvested at end of period	69,840
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 20.90
Weighted Average Grant Date Fair Value, Granted | $ / shares	19.17
Weighted Average Grant Date Fair Value, Vested | $ / shares	20.35
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	19.74
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 20.14